PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF PROPERTY AND EQUIPMENT

	Equipment not ready for use	Leasehold improvements	Machinery and equipment	Office equipment	Total

Cost
Balance, January 1, 2020	$764,342	$-	$2,873,255	$85,233	$3,722,830
Additions	888,726	68,961	525,685	38,416	1,521,788
Reclassification	(519,366)	-	516,111	3,255	-
Disposals (1)	(897,727)	-	-	-	(897,727)
Effect of changes in foreign exchange rates	(8,828)	2,967	79,606	1,281	75,026

Balance,December 31, 2020	227,147	71,928	3,994,657	128,185	4,421,917
Additions, net of returns (2)	(128,575)	-	842,877	57,221	771,523
Reclassification	(96,334)	47,393	48,941	-	-
Effect of changes in foreign exchange rates	(2,238)	(2,206)	(56,455)	(2,137)	(63,036)

Balance, December 31, 2021	-	117,115	4,830,020	183,269	5,130,404
Additions	1,902,713	-	1,087,414	21,435	3,011,562
Reclassification	(141,702)	-	162,917	(21,215)	-
Effect of changes in foreign exchange rates	54,898	6,544	11,270	(5,586)	67,126

Balance, December 31, 2022	1,815,909	123,659	6,091,621	177,903	8,209,092

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

6.	PROPERTY AND EQUIPMENT (Continued)

Accumulated Depreciation
Balance, January 1, 2020	-	-	511,806	67,964	579,770
Depreciation for the year	-	10,332	609,803	11,128	631,263
Effect of changes in foreign exchange rates	-	445	24,405	280	25,130

Balance, December 31, 2020	-	10,777	1,146,014	79,372	1,236,163
Depreciation for the year	-	18,891	794,834	26,641	840,366
Effect of changes in foreign exchange rates	-	(142)	(10,122)	(95)	(10,359)

Balance, December 31, 2021	-	29,526	1,930,726	105,918	2,066,170
Depreciation for the year	-	24,079	1,000,085	30,100	1,054,264
Effect of changes in foreign exchange rates	-	2,529	27,727	(12,105)	18,151

Balance, December 31, 2022	-	56,134	2,958,538	123,913	3,138,585

Carrying Amounts
At December 31, 2020	$227,147	$61,151	$2,848,643	$48,813	$3,185,754

At December 31, 2021	$-	$87,589	$2,899,294	$77,351	$3,064,234

At December 31, 2022	$1,815,909	$67,525	$3,133,083	$53,990	$5,070,507

(1)	During 2020, the Company settled certain R&D expenses by transferring $897,727 worth of equipment to the supplier. The equipment was initially installed in the fabrication facility of the supplier who provided discounted R&D services to the Company. The equipment will be used by the supplier for volume production primarily for the benefit of the Company.

(2)	During 2021, the Company returned $196,490 in equipment to a vendor. The equipment was not needed as the Company had alternatives. The equipment was returned without penalty to the Company.